Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Details
Cash and Cash Equivalents	$ 38,591,251	$ 43,690,509
Restricted Cash	13,670,094	7,009,460
Total Cash, Cash Equivalents and Restricted Cash	$ 52,261,345	$ 50,699,969